INCOME TAXES - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ (1,131.0)	$ (960.6)	$ (1,040.8)
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	3,200.0	2,800.0
True-up of tax provisions in respect of prior years	(1.1)	4.5
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset)	$ 95.8	$ 77.6